Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Reality Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 03, 2015
Document Creation Date	dei_DocumentCreationDate	Mar. 03, 2015